Investment Securities - Gross Unrealized Losses by Investment Category (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Estimated Fair Value	$ 31,511	$ 292,077
Less than 12 Months, Gross Unrealized Losses	(291)	(8,060)
12 Months or Longer Estimated Fair Value	92,543	20,335
12 Months or Longer, Gross Unrealized Losses	(4,879)	(6,142)
Total, Estimated Fair Value	124,054	312,412
Total, Gross Unrealized Losses	(5,170)	(14,202)
U.S. Government Agency Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Estimated Fair Value	4,800
12 Months or Longer Estimated Fair Value	4,786	4,407
12 Months or Longer, Gross Unrealized Losses	(187)	(562)
Total, Estimated Fair Value	4,786	4,407
Total, Gross Unrealized Losses	(187)	(562)
U.S. Government Agency Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Estimated Fair Value	7,801	246,348
Less than 12 Months, Gross Unrealized Losses	(35)	(7,374)
12 Months or Longer Estimated Fair Value	33,453	7,961
12 Months or Longer, Gross Unrealized Losses	(1,016)	(921)
Total, Estimated Fair Value	41,254	254,309
Total, Gross Unrealized Losses	(1,051)	(8,295)
Trust Preferred Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
12 Months or Longer Estimated Fair Value	9,410	7,967
12 Months or Longer, Gross Unrealized Losses	(2,604)	(4,659)
Total, Estimated Fair Value	9,410	7,967
Total, Gross Unrealized Losses	(2,604)	(4,659)
Collateralized Loan Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Estimated Fair Value	23,710	45,729
Less than 12 Months, Gross Unrealized Losses	(256)	(686)
12 Months or Longer Estimated Fair Value	44,894
12 Months or Longer, Gross Unrealized Losses	(1,072)
Total, Estimated Fair Value	68,604	45,729
Total, Gross Unrealized Losses	$ (1,328)	$ (686)